Related party balances and transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party balances and transactions
Amount of transaction	¥ 6,395	¥ 1,093	¥ 3,391
Purchase of products and services
Related party balances and transactions
Amount of transaction	675,920	293,552	8,186
Rental of office space
Related party balances and transactions
Amount of transaction	6,395	1,093	3,391
Other income
Related party balances and transactions
Amount of transaction	22,846
Interest income on loans due from related parties
Related party balances and transactions
Amount of transaction	9,069	717
Interest expense on borrowings due to related parties
Related party balances and transactions
Amount of transaction	18,808	212	872
Loans to related parties
Related party balances and transactions
Amount of transaction	57,260	28,850
Repayment received of loans to related parties
Related party balances and transactions
Amount of transaction	29,360
Advances to Zhejiang Huanfu
Related party balances and transactions
Amount of transaction		19,806	103,024
Collection of advances to Zhejiang Huanfu
Related party balances and transactions
Amount of transaction		90,155	¥ 81,026
Repayment of borrowings from related parties
Related party balances and transactions
Amount of transaction	1,020,000	65,152
Borrowings from related parties
Related party balances and transactions
Amount of transaction	900,000	315,152
Transfer of property and equipment to Zhejiang Huanfu
Related party balances and transactions
Amount of transaction	1,604	¥ 707
Financial support to Anhui Xinzhi
Related party balances and transactions
Amount of transaction	¥ 28,500